Employee Benefit Plans - Aggregate Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Aggregate benefit obligation	$ 298,565	$ 2,106,348
Aggregate fair value of plan assets	$ 39,672	$ 1,863,245